Business Segments - Reportable Segment (Details) - USD ($) $ in Millions		3 Months Ended								9 Months Ended	12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Services											$ 1,351.8	$ 788.5	$ 415.0
Product sales											863.0	464.9	159.9
Instant games											544.0	533.0	516.0
Revenue		$ 737.0	$ 671.6	$ 691.5	$ 658.7	$ 565.8	$ 415.6	$ 416.9	$ 388.1		2,758.8	1,786.4	1,090.9	$ 928.6
Cost of services	[1]										372.7	283.7	203.1
Cost of product sales	[1]										405.5	274.3	103.5
Cost of instant tickets	[1]										325.9	291.4	285.1
Selling, general and administrative		144.1	136.8	140.9	145.9	225.1	95.6	95.2	91.8		567.7	507.7	266.4
Research and development		43.1	45.9	48.0	46.9	40.0	26.3	24.8	25.9		183.9	117.0	26.0
Employee termination and restructuring		2.9	5.6	5.2	8.2	18.3	1.9	4.9	5.6		21.9	30.7	22.7
Depreciation and amortization		210.3	286.5	222.2	184.2	163.8	100.4	96.0	94.1		903.2	454.3	202.4
Goodwill impairments		67.6	935.0	0.0	0.0					$ 935.0	1,002.6	0.0	0.0
Operating (loss) income		(54.4)	(988.2)	$ (0.1)	$ 18.1	(156.4)	$ (7.8)	$ 3.6	$ (12.1)	(970.2)	(1,024.6)	(172.7)	(18.3)
Earnings (loss) from equity investments											16.9	(7.6)	1.5
Assets		7,732.2	8,215.1			9,721.1				$ 8,215.1	7,732.2	9,721.1	4,109.6
Gaming, lottery and interactive capital expenditures											323.6	238.3	165.8
Gaming
Revenue:
Goodwill impairments			$ 935.0								935.0
Lottery
Revenue:
Goodwill impairments											67.6
Interactive
Revenue:
Goodwill impairments											0.0
Operating Segments
Revenue:
Services											1,351.8	788.5	415.0
Product sales											863.0	464.9	159.9
Instant games											544.0	533.0	516.0
Revenue											2,758.8	1,786.4	1,090.9
Cost of services											372.7	283.7	203.1
Cost of product sales											405.5	274.3	103.5
Cost of instant tickets											325.9	291.4	285.1
Selling, general and administrative											418.4	365.9	167.9
Research and development											183.9	117.0	26.0
Employee termination and restructuring											12.9	26.1	13.7
Depreciation and amortization											844.1	429.1	201.1
Goodwill impairments											1,002.6
Operating (loss) income											(807.2)	(1.1)	90.5
Earnings (loss) from equity investments											16.9	(7.6)	1.5
Operating Segments | Gaming
Revenue:
Services											956.3	442.6	181.8
Product sales											817.3	363.8	88.7
Instant games											0.0	0.0	0.0
Revenue											1,773.6	806.4	270.5
Cost of services											190.1	111.0	77.9
Cost of product sales											370.2	195.5	56.4
Cost of instant tickets											0.0	0.0	0.0
Selling, general and administrative											285.1	235.3	87.1
Research and development											154.9	98.7	17.4
Employee termination and restructuring											11.2	15.5	6.7
Depreciation and amortization											728.6	318.7	103.9
Goodwill impairments											935.0
Operating (loss) income											(901.5)	(168.3)	(78.9)
Earnings (loss) from equity investments											3.5	3.3	(12.1)
Assets		6,135.2				7,853.0					6,135.2	7,853.0	2,333.6
Gaming, lottery and interactive capital expenditures											234.8	160.5	75.8
Operating Segments | Lottery
Revenue:
Services											185.5	201.4	203.2
Product sales											45.7	101.1	71.2
Instant games											544.0	533.0	516.0
Revenue											775.2	835.5	790.4
Cost of services											109.8	120.8	113.8
Cost of product sales											35.3	78.8	47.1
Cost of instant tickets											325.9	291.4	285.1
Selling, general and administrative											67.0	73.3	70.7
Research and development											6.3	4.6	5.5
Employee termination and restructuring											0.2	3.5	5.1
Depreciation and amortization											95.9	97.1	94.5
Goodwill impairments											67.6
Operating (loss) income											67.2	166.0	168.6
Earnings (loss) from equity investments											13.4	(10.9)	13.6
Assets		1,116.6				1,407.2					1,116.6	1,407.2	1,581.1
Gaming, lottery and interactive capital expenditures											43.9	58.3	79.0
Operating Segments | Interactive
Revenue:
Services											210.0	144.5	30.0
Product sales											0.0	0.0	0.0
Instant games											0.0	0.0	0.0
Revenue											210.0	144.5	30.0
Cost of services											72.8	51.9	11.4
Cost of product sales											0.0	0.0
Cost of instant tickets											0.0	0.0	0.0
Selling, general and administrative											66.3	57.3	10.1
Research and development											22.7	13.7	3.1
Employee termination and restructuring											1.5	7.1	1.9
Depreciation and amortization											19.6	13.3	2.7
Goodwill impairments											0.0
Operating (loss) income											27.1	1.2	0.8
Earnings (loss) from equity investments											0.0	0.0	0.0
Assets		211.9				185.5					211.9	185.5	84.1
Gaming, lottery and interactive capital expenditures											6.7	5.4	3.2
Unallocated corporate costs
Revenue:
Employee termination and restructuring											9.0
Operating (loss) income											(217.4)	(171.6)	(108.8)
Assets		$ 268.5				$ 275.4					268.5	275.4	110.8
Gaming, lottery and interactive capital expenditures											$ 38.2	$ 14.1	$ 7.8

[1]	Exclusive of D&A.